Related Party Transactions - Administrative Overhead Allocations (Details) (ING Group, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ING Group
Related Party Transaction [Line Items]
Administrative and corporate service expenses	$ 6.6	$ 25.6	$ 21.7